Goodwill - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 19, 2024	Jan. 09, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss			$ 0	$ 0
Goodwill			9,065,335	$ 9,051,410	$ 9,022,075
KCR S.A Group
Acquired Finite-Lived Intangible Assets [Line Items]
Business combination, consideration transferred	$ 92,500
Deferred consideration			1,300
Goodwill	43,400
Intangible assets acquired	45,100
KCR S.A Group | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	41,400
KCR S.A Group | Order backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 3,700
HumanFirst Inc
Acquired Finite-Lived Intangible Assets [Line Items]
Business combination, consideration transferred		$ 13,300
Deferred consideration			$ 1,200
Goodwill		2,700
Intangible assets acquired		$ 9,900